Debt (Details 2)	Dec. 31, 2022 USD ($)
Line Of Credit [Member]
2023	$ 5,024,000
2024	0
2025	0
2026	0
2027	0
Thereafter	0
Total	5,024,000
Notes Payable [Member]
2023	27,786,000
2024	0
2025	0
2026	0
2027	0
Thereafter	0
Total	27,786,000
Aggregate Principal Maturities [Member]
2023	32,810,000
2024	0
2025	0
2026	0
2027	0
Thereafter	0
Total	$ 32,810,000